ACCOUNTS RECEIVABLE, NET	12 Months Ended
Mar. 31, 2015
ACCOUNTS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, NET

4.ACCOUNTS RECEIVABLE, NET

Accounts receivable consists of the following:

	As of March 31,
	2014	2015

Accounts receivable	$41,949	$67,705
Less: allowance for doubtful accounts	4,330	8,055

Accounts receivable, net	$37,619	$59,650

Movement of allowance for doubtful accounts is as follows:

	As of March 31,
	2013	2014	2015

Balance at beginning of year	$1,561	$3,272	$4,330
Charge to expenses	1,800	1,100	3,758
Write off	(132)	(97)	(42)
Exchange difference	43	55	9

Balance at end of year	$3,272	$4,330	$8,055

The Group decides to write off a receivable and the corresponding provision when it determines that certain events indicate that there is no chance that an account receivable can be collected, such as liquidation of a customer or termination of cooperation.